Retirement Benefits - Schedule of Net Benefit Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 0.3		$ 0.4		$ 1.7	$ 1.5	$ 1.3
Interest cost	0.6		0.5		2.0	2.2	2.2
Expected return on plan assets	(0.7)		(0.6)		(2.4)	(2.1)	(2.2)
Amortization of actuarial losses	0.2	[1]	0.3	[1]	1.0	0.9	0.4
Net periodic pension cost	$ 0.4		$ 0.6		$ 2.3	$ 2.5	$ 1.7

[1]	Reflects amounts reclassified from accumulated other comprehensive income (loss) to net income.